Segment Reporting Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2011 customer		Dec. 31, 2010 customer		Dec. 31, 2009 customer
Segment Reporting Information
Threshold percentage of the Company's consolidated revenues for reportable segment													10.00%		10.00%		10.00%
Number of customers from whom the Company derived more than 10% of the Company's consolidated revenues													0		0		0
Operating revenues	$ 2,132		$ 2,674	$ 2,278	$ 1,995	$ 1,816		$ 2,685	$ 2,133	$ 2,215			$ 9,079		$ 8,849		$ 8,952
Operating expenses													7,388		6,726		5,975
Depreciation and amortization													896		838		818
Impairment charge on emission allowances													160
Gain on sale of assets													0		23		0
Operating Income/(Loss)	9		43	269	314	152		454	444	258			635		1,308		2,159
Equity in earnings/(loss) of unconsolidated affiliates													35		44		41
Gains on sales of equity method investments													0		0		128
Impairment charge on investment											(14)		(495)		0		0
Other income/(loss), net													19		33		(5)
Loss on debt extinguishment and refinancing expense													(175)		(2)		(20)
Interest expense													(665)		(630)		(634)
(Loss)/Income Before Income Taxes													(646)		753		1,669
Income tax expense/(benefit)													(843)		277		728
Net Income/(Loss)													197		476		941
Less: Net loss attributable to noncontrolling interest															(1)		(1)
Net income/(loss) attributable to NRG Energy, Inc.	(109)		(55)	621	(260)	(15)		223	211	58			197		477		942
Balance sheet
Equity investments in affiliates	640					536					640		640		536
Capital expenditures	2,602	[1]				1,099	[1]				2,602	[1]	2,602	[1]	1,099	[1]
Goodwill	1,886					1,868					1,886		1,886		1,868
Total Assets	26,715					26,896					26,715		26,715		26,896
Retail Site [Member]
Balance sheet
Inter-segment sales													5		2		0
Texas
Balance sheet
Inter-segment sales													1,586				381
Northeast
Balance sheet
Inter-segment sales													43				37
Retail Site [Member]
Segment Reporting Information
Operating revenues													5,642	[2],[3]	5,055	[4],[5]	4,182	[6]
Operating expenses													5,113	[2],[3]	4,547	[4],[5]	3,044	[6]
Depreciation and amortization													159	[2],[3]	127	[4],[5]	137	[6]
Impairment charge on emission allowances													0	[2],[3]
Gain on sale of assets															0	[4],[5]
Operating Income/(Loss)													370	[2],[3]	381	[4],[5]	1,001	[6]
Equity in earnings/(loss) of unconsolidated affiliates													0	[2],[3]	0	[4],[5]	0	[6]
Gains on sales of equity method investments																	0	[6]
Impairment charge on investment													0	[2],[3]
Other income/(loss), net													0	[2],[3]	0	[4],[5]	0	[6]
Loss on debt extinguishment and refinancing expense													0	[2],[3]	0	[4],[5]	(1)	[6]
Interest expense													(4)	[2],[3]	(5)	[4],[5]	(34)	[6]
(Loss)/Income Before Income Taxes													366	[2],[3]	376	[4],[5]	966	[6]
Income tax expense/(benefit)													(3)	[2],[3]	0	[4],[5]	0	[6]
Net Income/(Loss)													369	[2],[3]	376	[4],[5]	966	[6]
Less: Net loss attributable to noncontrolling interest															0	[4],[5]	0	[6]
Net income/(loss) attributable to NRG Energy, Inc.															376	[4],[5]	966	[6]
Balance sheet
Equity investments in affiliates	0	[2],[3]				0	[4],[5]				0	[2],[3]	0	[2],[3]	0	[4],[5]
Capital expenditures	23	[1],[2],[3]				12	[1],[4],[5]				23	[1],[2],[3]	23	[1],[2],[3]	12	[1],[4],[5]
Goodwill	173	[2],[3]				147	[4],[5]				173	[2],[3]	173	[2],[3]	147	[4],[5]
Total Assets	2,725	[2],[3]				2,190	[4],[5]				2,725	[2],[3]	2,725	[2],[3]	2,190	[4],[5]
Wholesale Power Generation | Texas
Segment Reporting Information
Operating revenues													2,832	[2]	3,040	[4]	2,938	[7]
Operating expenses													1,910	[2]	1,749	[4]	1,636	[7]
Depreciation and amortization													463	[2]	466	[4]	459	[7]
Impairment charge on emission allowances													160	[2]
Gain on sale of assets															0	[4]
Operating Income/(Loss)													299	[2]	825	[4]	843	[7]
Equity in earnings/(loss) of unconsolidated affiliates													0	[2]	0	[4]	0	[7]
Gains on sales of equity method investments																	0	[7]
Impairment charge on investment													0	[2]
Other income/(loss), net													1	[2]	2	[4]	3	[7]
Loss on debt extinguishment and refinancing expense													0	[2]	0	[4]	0	[7]
Interest expense													16	[2]	79	[4]	6	[7]
(Loss)/Income Before Income Taxes													316	[2]	906	[4]	852	[7]
Income tax expense/(benefit)													0	[2]	0	[4]	171	[7]
Net Income/(Loss)													316	[2]	906	[4]	681	[7]
Less: Net loss attributable to noncontrolling interest															(1)	[4]	(1)	[7]
Net income/(loss) attributable to NRG Energy, Inc.															907	[4]	682	[7]
Balance sheet
Equity investments in affiliates	0	[2]				0	[4]				0	[2]	0	[2]	0	[4]
Capital expenditures	99	[1],[2]				88	[1],[4]				99	[1],[2]	99	[1],[2]	88	[1],[4]
Goodwill	1,713	[2]				1,713	[4]				1,713	[2]	1,713	[2]	1,713	[4]
Total Assets	13,006	[2]				12,695	[4]				13,006	[2]	13,006	[2]	12,695	[4]
Inter-segment sales															1,304
Wholesale Power Generation | Northeast
Segment Reporting Information
Operating revenues													924	[2]	1,025		1,201	[7]
Operating expenses													858	[2]	847		740	[7]
Depreciation and amortization													118	[2]	122		118	[7]
Impairment charge on emission allowances													0	[2]
Gain on sale of assets															0
Operating Income/(Loss)													(52)	[2]	56		343	[7]
Equity in earnings/(loss) of unconsolidated affiliates													11	[2]	1		0	[7]
Gains on sales of equity method investments																	0	[7]
Impairment charge on investment													0	[2]
Other income/(loss), net													2	[2]	4		2	[7]
Loss on debt extinguishment and refinancing expense													0	[2]	0		0	[7]
Interest expense													(47)	[2]	(57)		(54)	[7]
(Loss)/Income Before Income Taxes													(86)	[2]	4		291	[7]
Income tax expense/(benefit)													0	[2]	0		0	[7]
Net Income/(Loss)													(86)	[2]	4		291	[7]
Less: Net loss attributable to noncontrolling interest															0		0	[7]
Net income/(loss) attributable to NRG Energy, Inc.															4		291	[7]
Balance sheet
Equity investments in affiliates	136	[2]				67					136	[2]	136	[2]	67
Capital expenditures	188	[1],[2]				206	[1]				188	[1],[2]	188	[1],[2]	206	[1]
Goodwill	0	[2]				0					0	[2]	0	[2]	0
Total Assets	2,042	[2]				1,891					2,042	[2]	2,042	[2]	1,891
Inter-segment sales															0
Wholesale Power Generation | South Central
Segment Reporting Information
Operating revenues													817		608		581
Operating expenses													703		506		508
Depreciation and amortization													89		67		67
Impairment charge on emission allowances													0
Gain on sale of assets															0
Operating Income/(Loss)													25		35		6
Equity in earnings/(loss) of unconsolidated affiliates													0		0		0
Gains on sales of equity method investments																	0
Impairment charge on investment													0
Other income/(loss), net													2		1		1
Loss on debt extinguishment and refinancing expense													0		0		0
Interest expense													(41)		(46)		(48)
(Loss)/Income Before Income Taxes													(14)		(10)		(41)
Income tax expense/(benefit)													0		0		0
Net Income/(Loss)													(14)		(10)		(41)
Less: Net loss attributable to noncontrolling interest															0		0
Net income/(loss) attributable to NRG Energy, Inc.															(10)		(41)
Balance sheet
Equity investments in affiliates	0					0					0		0		0
Capital expenditures	25	[1]				18	[1]				25	[1]	25	[1]	18	[1]
Goodwill	0					0					0		0		0
Total Assets	1,436					1,350					1,436		1,436		1,350
Wholesale Power Generation | West [Member]
Segment Reporting Information
Operating revenues													149		138		150
Operating expenses													92		98		110
Depreciation and amortization													10		9		8
Impairment charge on emission allowances													0
Gain on sale of assets															0
Operating Income/(Loss)													47		31		32
Equity in earnings/(loss) of unconsolidated affiliates													9		6		10
Gains on sales of equity method investments																	0
Impairment charge on investment													0
Other income/(loss), net													0		1		0
Loss on debt extinguishment and refinancing expense													0		0		0
Interest expense													(2)		(2)		(2)
(Loss)/Income Before Income Taxes													54		36		40
Income tax expense/(benefit)													0		0		0
Net Income/(Loss)													54		36		40
Less: Net loss attributable to noncontrolling interest															0		0
Net income/(loss) attributable to NRG Energy, Inc.															36		40
Balance sheet
Equity investments in affiliates	28					42					28		28		42
Capital expenditures	281	[1]				67	[1]				281	[1]	281	[1]	67	[1]
Goodwill	0					0					0		0		0
Total Assets	669					348					669		669		348
Wholesale Power Generation | Other [Member]
Segment Reporting Information
Operating revenues													323	[2]	301	[4]	286
Operating expenses													282	[2]	260	[4]	227
Depreciation and amortization													14	[2]	12	[4]	10
Impairment charge on emission allowances													0	[2]
Gain on sale of assets															0	[4]
Operating Income/(Loss)													27	[2]	29	[4]	49
Equity in earnings/(loss) of unconsolidated affiliates													9	[2]	24	[4]	31
Gains on sales of equity method investments																	128
Impairment charge on investment													0	[2]
Other income/(loss), net													5	[2]	18	[4]	(16)
Loss on debt extinguishment and refinancing expense													0	[2]	0	[4]	0
Interest expense													(15)	[2]	(14)	[4]	(13)
(Loss)/Income Before Income Taxes													26	[2]	57	[4]	179
Income tax expense/(benefit)													7	[2]	17	[4]	9
Net Income/(Loss)													19	[2]	40	[4]	170
Less: Net loss attributable to noncontrolling interest															0	[4]	0
Net income/(loss) attributable to NRG Energy, Inc.															40	[4]	170
Balance sheet
Equity investments in affiliates	308	[2]				312	[4]				308	[2]	308	[2]	312	[4]
Capital expenditures	40	[1],[2]				29	[1],[4]				40	[1],[2]	40	[1],[2]	29	[1],[4]
Goodwill	0	[2]				0	[4]				0	[2]	0	[2]	0	[4]
Total Assets	1,006	[2]				1,082	[4]				1,006	[2]	1,006	[2]	1,082	[4]
Inter-segment sales													18		25		0
Alternative Energy [Member]
Segment Reporting Information
Operating revenues													44	[2]	41	[4]	8
Operating expenses													63	[2]	38	[4]	8
Depreciation and amortization													31	[2]	27	[4]	13
Impairment charge on emission allowances													0	[2]
Gain on sale of assets															0	[4]
Operating Income/(Loss)													(50)	[2]	(24)	[4]	(13)
Equity in earnings/(loss) of unconsolidated affiliates													6	[2]	14	[4]	0
Gains on sales of equity method investments																	0
Impairment charge on investment													0	[2]
Other income/(loss), net													3	[2]	0	[4]	0
Loss on debt extinguishment and refinancing expense													0	[2]	0	[4]	0
Interest expense													(16)	[2]	(13)	[4]	(10)
(Loss)/Income Before Income Taxes													(57)	[2]	(23)	[4]	(23)
Income tax expense/(benefit)													0	[2]	0	[4]	0
Net Income/(Loss)													(57)		(23)	[4]	(23)
Less: Net loss attributable to noncontrolling interest															0	[4]	0
Net income/(loss) attributable to NRG Energy, Inc.															(23)	[4]	(23)
Balance sheet
Equity investments in affiliates	168	[2]				115	[4]				168	[2]	168	[2]	115	[4]
Capital expenditures	1,809	[1],[2]				33	[1],[4]				1,809	[1],[2]	1,809	[1],[2]	33	[1],[4]
Goodwill	0	[2]				0	[4]				0	[2]	0	[2]	0	[4]
Total Assets	3,154	[2]				783	[4]				3,154	[2]	3,154	[2]	783	[4]
Inter-segment sales													16		23		0
Corporate
Segment Reporting Information
Operating revenues													11		1		28
Operating expenses													30		41		127
Depreciation and amortization													12		8		6
Impairment charge on emission allowances													0
Gain on sale of assets															23
Operating Income/(Loss)													(31)		(25)		(105)
Equity in earnings/(loss) of unconsolidated affiliates													0		(1)		0
Gains on sales of equity method investments																	0
Impairment charge on investment													(495)
Other income/(loss), net													21		24		27
Loss on debt extinguishment and refinancing expense													(175)		(2)		(19)
Interest expense													(571)		(589)		(497)
(Loss)/Income Before Income Taxes													(1,251)		(593)		(594)
Income tax expense/(benefit)													(847)		260		548
Net Income/(Loss)													(404)		(853)		(1,142)
Less: Net loss attributable to noncontrolling interest															0		0
Net income/(loss) attributable to NRG Energy, Inc.															(853)		(1,142)
Balance sheet
Equity investments in affiliates	0					0					0		0		0
Capital expenditures	137	[1]				646	[1]				137	[1]	137	[1]	646	[1]
Goodwill	0					8					0		0		8
Total Assets	19,694					29,812					19,694		19,694		29,812
Elimination
Segment Reporting Information
Operating revenues													(1,663)		(1,360)		(422)
Operating expenses													(1,663)		(1,360)		(425)
Depreciation and amortization													0		0		0
Impairment charge on emission allowances													0
Gain on sale of assets															0
Operating Income/(Loss)													0		0		3
Equity in earnings/(loss) of unconsolidated affiliates													0		0		0
Gains on sales of equity method investments																	0
Impairment charge on investment													0
Other income/(loss), net													(15)		(17)		(22)
Loss on debt extinguishment and refinancing expense													0		0		0
Interest expense													15		17		18
(Loss)/Income Before Income Taxes													0		0		(1)
Income tax expense/(benefit)													0		0		0
Net Income/(Loss)													0		0		(1)
Less: Net loss attributable to noncontrolling interest															0		0
Net income/(loss) attributable to NRG Energy, Inc.															0		(1)
Balance sheet
Equity investments in affiliates	0					0					0		0		0
Capital expenditures	0	[1]				0	[1]				0	[1]	0	[1]	0	[1]
Goodwill	0					0					0		0		0
Total Assets	$ (17,017)					$ (23,255)					$ (17,017)		$ (17,017)		$ (23,255)

[1]	Includes accruals.
[2]	(a) Includes intersegment sales of:$5 $1,586 $43 $— $— $18 $16 $—
[3]	Includes Green Mountain Energy results, and Energy Plus results for the period October 1, 2011 to December 31, 2011.
[4]	(a) Includes intersegment sales of:$2 $1,304 $— $— $— $25 $23 $—
[5]	Includes Green Mountain Energy results for the period November 5, 2010 to December 31, 2010.
[6]	Results are for the period May 1, 2009, to December 31, 2009.
[7]	(a) Includes intersegment sales of:$— $381 $37 $— $— $— $— $—